Long Term Incentive Plans (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based compensation arrangement by share-based payment, performance period of plan	3 years
Long Term Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
LTIP 3-year plan	. 14, 2012	Dec. 13, 2011	Nov. 12, 2010
Number of shares issued	185,063	298,813	792,428
Average share value on date of issuance	$ 119.06	$ 126.17	$ 83.64
Total value	$ 22,034	$ 37,701	$ 66,278